UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael J. Senior
Title:  Chief Operating Officer
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Michael J. Senior  Short Hills, New Jersey  April 27, 2000

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $490,608

List of Other Included Managers:

No.  13F File Number   Name:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103      253 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100      399 2120.0000SH       SOLE                                  2120.0000
ALLIANCE CAP MGMT HOLDINGS     COM              01855A101      810 19550.0000SH      SOLE                                 19550.0000
ALLSTAR INNS INC COM           COM              019889104        0 27800.0000SH      SOLE                                 27800.0000
AMERCO COM                     COM              023586100     1629 88650.0000SH      SOLE                                 88650.0000
AMERICAN EXPRESS CO            COM              025816109     4943 33191.0000SH      SOLE                                 33191.0000
BARRICK GOLD CORP COM          COM              067901108      231 14700.0000SH      SOLE                                 14700.0000
BARRY R G CORP OHIO            COM              068798107       60 17663.0000SH      SOLE                                 17663.0000
BERKSHIRE HATHAWAY CL A        COM              084670108    82540 1443.0000SH       SOLE                                  1443.0000
BERKSHIRE HATHAWAY CL B        COM              084670207   105469 57950.0000SH      SOLE                                 57950.0000
BLACKROCK INCOME TR COM        COM              09247F100       97 16400.0000SH      SOLE                                 16400.0000
BRISTOL MYERS SQUIBB           COM              110122108      211 3640.0000SH       SOLE                                  3640.0000
CALIF FED BK-GOODWILL CERTIF   COM              130209604       20 12006.0000SH      SOLE                                 12006.0000
CEDAR FAIR L P DEPOSITRY UNIT  COM              150185106     2899 145850.0000SH     SOLE                                 145850.00
CITIGROUP                      COM              172967101      762 12732.0000SH      SOLE                                 12732.0000
CLAYTON HOMES INC COM          COM              184190106      202 20000.0000SH      SOLE                                 20000.0000
COAST SAVINGS LITIGATION RIGHT COM              19034q110      215 156700.0000SH     SOLE                                 156700.00
COCA COLA CO                   COM              191216100      907 19315.0000SH      SOLE                                 19315.0000
DELTA PETE CORP COM NEW        COM              247907207       43 13211.0000SH      SOLE                                 13211.0000
ELAN PLC ADR                   COM              284131208      475 10000.0000SH      SOLE                                 10000.0000
FARM FAMILY HOLDING INC        COM              307901108      363 12199.0000SH      SOLE                                 12199.0000
FEDERAL HOME LN MTG CP         COM              313400301     6945 157161.1090SH     SOLE                                 157161.10
FEDERAL NATL MTG ASSN          COM              313586109      279 4938.0000SH       SOLE                                  4938.0000
FIRST UN RL EST EQ&MTG SH BEN  COM              337400105     1380 501653.0000SH     SOLE                                 501653.00
FRANKLIN ELEC INC              COM              353514102      615 9628.5930SH       SOLE                                  9628.5930
FREMONT GEN CORP COM           COM              357288109       85 13400.0000SH      SOLE                                 13400.0000
GYRODYNE CO AMER INC COM       COM              403820103      337 16031.0000SH      SOLE                                 16031.0000
HARKEN ENERGY CORP COM         COM              412552101       40 40000.0000SH      SOLE                                 40000.0000
HOMEFED CORP                   COM              43739D208      571 891502.0000SH     SOLE                                 891502.00
HOUSEHOLD INTL                 COM              441815107   166447 4460835.0000SH    SOLE                                 4460835.0
HVIDE MARINE INC CL A          COM              448515106        0 10000.0000SH      SOLE                                 10000.0000
IKON OFFICE SOLUTIONS COM      COM              451713101       93 15000.0000SH      SOLE                                 15000.0000
IMPERIAL PKG CORP COM          COM              453077109      328 25082.6500SH      SOLE                                 25082.6500
INTEL CORP                     COM              458140100     2115 16028.0000SH      SOLE                                 16028.0000
JEFFERIES GROUP INC (NEW)      COM              472319102     1688 73800.0000SH      SOLE                                 73800.0000
LEUCADIA NATL                  COM              527288104    13385 563596.0000SH     SOLE                                 563596.00
M & T BANK CORP                COM              55261F104      893 2000.0000SH       SOLE                                  2000.0000
MARKEL CORP                    COM              570535104     5686 39077.2060SH      SOLE                                 39077.2060
MATTHEWS INTL CORP CL A        COM              577128101      475 21000.0000SH      SOLE                                 21000.0000
MERCURY GENL CORP NEW          COM              589400100    59445 2015100.0000SH    SOLE                                 2015100.0
MERITOR SVGS BK PA COM         COM              590007100       57 38645.0000SH      SOLE                                 38645.0000
MORGAN STAN DEAN WITTR MUN INC COM              61745P460      115 14800.0000SH      SOLE                                 14800.0000
MORGAN STAN DEAN WITTR MUN INC COM              61745P486      129 15700.0000SH      SOLE                                 15700.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448     3956 47740.0000SH      SOLE                                 47740.0000
NETWORK COMPUTG DEVICE         COM              64120n100      262 50000.0000SH      SOLE                                 50000.0000
NETWORKS ASSOCS INC COM        COM              64120N100      403 12500.0000SH      SOLE                                 12500.0000
NORTH FACE INC COM             COM              659317101       75 20000.0000SH      SOLE                                 20000.0000
PLAINS ALL AM PIPELINE UNIT LT COM              726503105      196 12000.0000SH      SOLE                                 12000.0000
PROGRESSIVE CORP OHIO          COM              743315103      532 7000.0000SH       SOLE                                  7000.0000
PROGRESSIVE SVGS BK CA         COM              743374100        0 48000.0000SH      SOLE                                 48000.0000
RLI CORP                       COM              749607107     2848 85026.0000SH      SOLE                                 85026.0000
SELECTIVE INS GROUP COM        COM              816300107      251 14700.0000SH      SOLE                                 14700.0000
SERVICE CORP INTL COM          COM              817565104       36 12000.0000SH      SOLE                                 12000.0000
SLM HLDG CORP                  COM              78442a109     1242 37270.0000SH      SOLE                                 37270.0000
SYSTEMAX INC                   COM              871851101      348 38100.0000SH      SOLE                                 38100.0000
TEMPLETON GLOBAL INCM COM      COM              880198106       74 12350.0000SH      SOLE                                 12350.0000
TOKHEIM CORP COM               COM              889073102      191 60000.0000SH      SOLE                                 60000.0000
TOPPS INC COM                  COM              890786106      216 26000.0000SH      SOLE                                 26000.0000
VORNADO RLTY TR SH BEN INT     COM              929042109      564 16824.0000SH      SOLE                                 16824.0000
WARNER LAMBERT CO COM          COM              934488107      322 3300.0000SH       SOLE                                  3300.0000
WASHINGTON POST CO CL B        COM              939640108     1030 1904.0000SH       SOLE                                  1904.0000
WASTE MGMT INC DEL COM         COM              94106L109      137 10000.0000SH      SOLE                                 10000.0000
WELLS FARGO & CO               COM              949746101     6678 163870.0000SH     SOLE                                 163870.00
WELLSFORD REAL PPTYS COM       COM              950240101      267 30760.0000SH      SOLE                                 30760.0000
WESCO FINL CORP COM            COM              950817106     2321 9101.0000SH       SOLE                                  9101.0000
WHITE MTNS INS GROUP LTD COM   COM              g9618e107      402 3000.0000SH       SOLE                                  3000.0000
GLENBOROUGH RLTY TR COM                         37803P105      264 18200.0000SH      SOLE                                 18200.0000
MGI PPTYS INC                                   552885105      109 21000.0000SH      SOLE                                 21000.0000
PMC COML TR SH BEN INT                          693434102      285 28300.0000SH      SOLE                                 28300.0000
RFS HOTEL INVS INC COM                          74955J108      193 18000.0000SH      SOLE                                 18000.0000
TOWN & CTRY TR SH BEN INT                       892081100      931 55600.0000SH      SOLE                                 55600.0000
DAVIS NY VENTURE FD CL A                        239080104     1534 48565.922SH       SOLE                                  48565.922
AMERICAN EXP   CLL OPT120.0000 LEA                             745       50 SH       SOLE                                         50
HOUSEHOLD INTL CLL OPT 30.0000 LEA                             560      150 SH       SOLE                                        150